Events subsequent to the period end (Details Narrative) - Cilo Cybin Holdings Limited [member] - shares	Apr. 01, 2024	Mar. 31, 2024	Mar. 14, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued		63,916,115		63,916,115
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			7
Ordinary shares [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7